SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
SEGMENT INFORMATION
Number of principal reportable business segments | segment	2
Revenues and gross profit generated from each segment
Net revenues	$ 7,613,626	$ 7,468,610	$ 5,277,169
Cost of revenues	6,333,643	6,205,474	4,367,857
Gross profit	1,279,983	1,263,136	909,312
Income from operations	453,320	356,061	190,381
Operating segment | CSI Solar Segment
Revenues and gross profit generated from each segment
Net revenues	7,230,550	6,975,612	4,371,603
Cost of revenues	6,121,332	5,824,855	3,689,126
Gross profit	1,109,218	1,150,757	682,477
Income from operations	456,083	343,798	74,132
Operating segment | Recurrent Energy Segment
Revenues and gross profit generated from each segment
Net revenues	497,653	821,525	1,124,083
Cost of revenues	292,926	660,161	930,099
Gross profit	204,727	161,364	193,984
Income from operations	96,621	80,364	97,179
Elimination and unallocated items
Revenues and gross profit generated from each segment
Net revenues	(114,577)	(328,527)	(218,517)
Cost of revenues	(80,615)	(279,542)	(251,368)
Gross profit	(33,962)	(48,985)	32,851
Income from operations	$ (99,384)	$ (68,101)	$ 19,070